3. MATERIAL ACCOUNTING POLICY INFORMATION: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
MAEPA Empreendimentos Mineiros e Participacoes Lda
% of ownership	100.00%
Jurisdiction	Portugal
Nature of operations	Exploration
Innomatik Exploration Kosovo LLC
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
AVU Kosova LLC
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
Akkerman Finland OY
% of ownership	49.00%	[1]
Jurisdiction	Finland	[1]
Nature of operations	Exploration	[1]

[1]	This company is accounted for using the equity method.